Property, plant and equipment - Disclosure of Detailed Information About Property, Plant and Equipment (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		$ 475,336
Additions to property, plant and equipment	[1]	83,884	$ 42,948
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		441,499
Additions		115,001
Divestments and disposals		(70)
Reclassifications - (Restated)		0
Effect of foreign currency exchange differences - (Restated)		(12,393)
Property, plant and equipment		544,037
Increase (decrease) in property, plant and equipment including right-of-use assets		115,001
Cash-settled additions		64,464
Amounts payable, related party transactions		19,420
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		(64,462)
Divestments and disposals		34
Effect of foreign currency exchange differences - (Restated)		1,217
Depreciation expense		(3,490)
Depreciation capitalized into inventory - (Restated)		(2,000)
Property, plant and equipment		(68,701)
Buildings and land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		9,504
Buildings and land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		8,916
Additions		2,732
Divestments and disposals		0
Reclassifications - (Restated)		1,962
Effect of foreign currency exchange differences - (Restated)		(269)
Property, plant and equipment		13,341
Buildings and land | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		(2,709)
Divestments and disposals		0
Effect of foreign currency exchange differences - (Restated)		159
Depreciation expense		(1,287)
Depreciation capitalized into inventory - (Restated)		0
Property, plant and equipment		(3,837)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		232,747
Machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		180,945
Additions		11,058
Divestments and disposals		(70)
Reclassifications - (Restated)		111,104
Effect of foreign currency exchange differences - (Restated)		(6,005)
Property, plant and equipment		297,032
Machinery and equipment | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		(61,174)
Divestments and disposals		34
Effect of foreign currency exchange differences - (Restated)		1,058
Depreciation expense		(2,203)
Depreciation capitalized into inventory - (Restated)		(2,000)
Property, plant and equipment		(64,285)
Machinery under development
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		233,085
Machinery under development | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		251,638
Additions		101,211
Divestments and disposals		0
Reclassifications - (Restated)		(113,066)
Effect of foreign currency exchange differences - (Restated)		(6,119)
Property, plant and equipment		233,664
Machinery under development | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		(579)
Divestments and disposals		0
Effect of foreign currency exchange differences - (Restated)		0
Depreciation expense		0
Depreciation capitalized into inventory - (Restated)		0
Property, plant and equipment		$ (579)

[1]	1 - Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.